UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                --------------

Check here if Amendment [ ]; Amendment Number:  22342234
This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FNY MANAGED ACCOUNTS LLC
         -------------------------
Address: 90 PARK AVENUE, 5TH FLOOR
         -------------------------
         NEW YORK, NY 10016
         -------------------------

Form 13F File Number:  028-12541

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     HARRIS SUFIAN
          ---------------
Title:    MANAGING MEMBER
          ---------------
Phone:    (212) 331-6853
          ---------------

Signature, Place, and Date of Signing:

        HARRIS SUFIAN                   NEW YORK, NY            April 27, 2011
------------------------------     ----------------------     ------------------
          Signature                     City, State                  Date

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Include Managers:       0
Form 13F Information Tableentry Total:  26
Form 13F Information table Value Total: $93,667,000
List of Other Included Managers:        NONE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTO CULVER CO NEW          COM              13078100  4476     120095    SH      Sole                 Sole
ALCON INC                      COM SHS          H01301102 16143    97533     SH      Sole                 Sole
AON CORP                       COM              037389103 560      10575     SH      Sole                 Sole
ATHEROS COMMUNICATIONS INC     COM              04743P108 2679     60000     SH      Sole                 Sole
BUCYRUS INTL INC NEW           COM              118759109 27572    301500    SH      Sole                 Sole
CHINA UNICOM (HONG KONG) LTD   SPONSORED ADR    16945R104 1162     70000     SH      Sole                 Sole
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302 1718     48790     SH      Sole                 Sole
DRUGSTORE COM INC              COM              262241102 289      75000     SH      Sole                 Sole
EASTMAN KODAK CO               COM              277461109 81       25000     SH      Sole                 Sole
GENERAL MTRS CO                COM              37045V100 2170     70000     SH C    Sole                 Sole
GENZYME CORP                   COM              372917104 22934    301175    SH      Sole                 Sole
HYPERCOM CORP                  COM              44913M105 903      75030     SH      Sole                 Sole
IRON MTN INC                   COM              462846106 703      22500     SH      Sole                 Sole
L-1 IDENTITY SOLUTIONS INC     COM              50212A106 1317     111759    SH      Sole                 Sole
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100 902      15000     SH      Sole                 Sole
MARSHALL & ILSLEY CORP NEW     COM              571837103 4674     585000    SH      Sole                 Sole
MEAD JOHNSON NUTRITION CO      COM              582839106 249      4290      SH      Sole                 Sole
MOTOROLA SOLUTIONS INC         COM NEW          620076307 259      5785      SH      Sole                 Sole
NORTHROP GRUMMAN CORP          COM              666807102 423      6750      SH      Sole                 Sole
NOVARTIS A G                   SPONSORED ADR    66987V109 1631     30000     SH P    Sole                 Sole
PLATINUM GROUP METALS LTD      COM NEW          72765Q205 38       20000     SH      Sole                 Sole
POTASH CORP SASK INC           COM              73755L107 266      4500      SH      Sole                 Sole
PROGRESS ENERGY INC            COM              743263105 415      9000      SH      Sole                 Sole
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417 823      20310     SH      Sole                 Sole
TENET HEALTHCARE CORP          COM              88033G100 232      31100     SH      Sole                 Sole
VERIGY LTD                     SHS              Y93691106 1048     74382     SH      Sole                 Sole